Note 3 - Acquisitions	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Acquisitions [Text Block]
NOTE
3.
Acquisitions

During the period from
August 22, 2020
to
December 31, 2020
and the period from
January 1, 2020
to
August 21, 2020,
the Company spent a total of
$1.2
million and
$3.3
million, respectively, to acquire primarily undeveloped acreage, three
vertical producing properties and
two
salt-water disposal wells in and around the Company's existing properties for future exploration activities in the Midland Basin.

Grenadier Acquisition.
In
June 2019,
HighPeak Energy Assets II, LLC (“HighPeak Assets II”) signed a purchase and sale agreement with Grenadier to acquire substantially all the oil and gas assets of Grenadier, effective
June 1, 2019,
subject to certain customary closing adjustments for a total purchase price of
$615.0
million. Since HighPeak Assets II was contributed to the Predecessors in the HPK LP business combination discussed in Note
10,
this purchase and sale agreement became part of the Predecessors effective
October 1, 2019.
The Grenadier Acquisition was originally scheduled to close
no
later than
October 2019
but was extended twice to
May 2020.
In consideration for the initial extension, HPK LP: (i) released the then existing
$30.75
million deposit from escrow and (ii) paid directly to Grenadier an additional
$30.75
million and (iii) agreed to treat the collective sum as a nonrefundable deposit to Grenadier. In consideration for the second
extension, HPK LP agreed to pay Grenadier an additional
$15.0
million that was also nonrefundable but, unlike the
$61.5
million deposit, was
not
to be credited toward the purchase price. The Grenadier Acquisition was terminated in
April 2020
and was
not
consummated and therefore a charge to expense of
$76.5
million was recognized.